Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 118.3	$ 117.6
Royalties payable	4.4	4.8
Share-based compensation liability (note 16)	3.8	1.6
Current portion of equipment financing obligations	0.8	2.6
Derivative liabilities (note 20)	0.0	5.3
Accounts payable and accrued liabilities	$ 127.3	$ 131.9